Condensed Consolidated Interim Statements of Profit or Loss and Comprehensive Income / (Loss) - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenue		€ 1,436	€ 3,211	€ 3,661	€ 8,625
Research and development costs		(63,578)	(43,826)	(121,093)	(95,085)
Selling, general, and administrative expenses		(20,805)	(10,960)	(38,720)	(21,396)
Operating profit / (loss)		(82,947)	(51,575)	(156,152)	(107,856)
Share of profit / (loss) of associate		(1,885)	(2,262)	(3,400)	(4,114)
Finance income		86	3,362	1,996	4,917
Finance expenses		(10,292)	(8,494)	(876)	(5,623)
Profit / (loss) before tax		(95,038)	(58,969)	(158,432)	(112,676)
Tax on profit / (loss) for the period		106	65	183	135
Net profit / (loss) for the period		(94,932)	(58,904)	(158,249)	(112,541)
Attributable to owners of the Company		€ (94,932)	€ (58,904)	€ (158,249)	€ (112,541)
Basic and diluted earnings / (loss) per share		€ (1.97)	€ (1.25)	€ (3.29)	€ (2.48)
Number of shares used for calculation (basic and diluted)	[1]	48,207,661	47,190,717	48,096,749	45,291,688
Statement of comprehensive income [abstract]
Net profit / (loss) for the period		€ (94,932)	€ (58,904)	€ (158,249)	€ (112,541)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		(147)	(594)	(61)	(35)
Other comprehensive income / (loss) for the period, net of tax		(147)	(594)	(61)	(35)
Total comprehensive income / (loss) for the period, net of tax		(95,079)	(59,498)	(158,310)	(112,576)
Attributable to owners of the Company		€ (95,079)	€ (59,498)	€ (158,310)	€ (112,576)

[1]	A total of 5,788,390 warrants outstanding as of June 30, 2020 can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Similarly, a total of 5,199,177 warrants outstanding as of June 30, 2019 are also considered antidilutive for the periods presented and have not been included in the calculation.